Schedule of Gross Operating Loss Carryforwards and Tax Credit Carryforwards (Detail) $ in Thousands	12 Months Ended
Jun. 30, 2018 USD ($)
Federal research and development credits
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 13,913
Federal research and development credits | Minimum
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration date	2019-06
Federal research and development credits | Maximum
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration date	2038-06
Foreign
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 251
Loss carryforwards	$ 16,347
Foreign | Minimum
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration date	2024-06
Loss carryforwards, expiration date	2019-06
Foreign | Maximum
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration date	2028-06
Loss carryforwards, expiration date	2028-06
State
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 5,594
Loss carryforwards	$ 47,756
State | Minimum
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration date	2019-06
Loss carryforwards, expiration date	2019-06
State | Maximum
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration date	2038-06
Loss carryforwards, expiration date	2038-06
Federal
Operating Loss Carryforwards [Line Items]
Loss carryforwards	$ 68,661
Federal | Minimum
Operating Loss Carryforwards [Line Items]
Loss carryforwards, expiration date	2020-06
Federal | Maximum
Operating Loss Carryforwards [Line Items]
Loss carryforwards, expiration date	2038-06